Investment in Equity Accounted Joint Venture - Summary of Investment in Equity Accounted Joint Venture (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments Joint Ventures [Line Items]
Investment in equity accounted joint venture, beginning balance	$ 42,462
Equity contributions to joint venture entity	84,500	$ 41,000
Share of results	(1,126)	(38)
Capitalized interest and deferred financing costs	4,823	1,024
Associated costs	1	476
Investment in equity accounted joint venture, ending balance	$ 130,660	$ 42,462